Deferred tax assets and liabilities (Details 4) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure Of Deferred tax assets and liabilities [Abstract]
Profit before income taxes	₨ 1,071,315	$ 15,488	₨ 923,595	₨ 643,097
Enacted tax rates in India	34.94%	34.94%	34.61%	34.61%
Computed expected tax expense / (benefit)	₨ 374,360		₨ 319,638	₨ 222,563
Effect of:
Share based payment expense not deductible for tax purposes	411		1,609	2,919
Unrecognised deferred tax assets on losses incurred during the year (net of temporary differences, if any)			0	0
Unrecognized deferred tax asset on temporary differences	48,395		26,086	(20,812)
Difference on account differential tax rates in different jurisdictions	(1,924)		(201)	(723)
Expenses/income not taxable	0		(860)	(2,562)
Recognition of previously unrecognized tax losses	(418,630)		(346,078)	(200,687)
Tax expense (income), continuing operations	₨ 2,612	$ 38	₨ 194	₨ 698